COMPANY OVERVIEW AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
COMPANY OVERVIEW AND BASIS OF PRESENTATION
COMPANY OVERVIEW AND BASIS OF PRESENTATION

Globant S.A. is a company organized in the Grand Duchy of Luxembourg, primarily engaged in building digital journeys that matter to millions of users through its subsidiaries (hereinafter the “Company” or “Globant Lux” or “Globant Group”). The Company specializes in providing innovative software solutions services by leveraging emerging technologies and trends.

The Company's principal operating subsidiaries and countries of incorporation as of December 31, 2017 were the following: Sistemas UK Limited and We are London Limited in the United Kingdom, Globant LLC and L4 Mobile LLC in the United States of America (the “U.S.”), Sistemas Globales S.A., IAFH Global S.A. and Dynaflows S.A. in Argentina, Sistemas Colombia S.A.S. in Colombia, Global Systems Outsourcing S.R.L. de C.V. in Mexico, Sistemas Globales Uruguay S.A. and Difier S.A. in Uruguay, Globant Brasil Consultoria Ltda. in Brazil; Sistemas Globales Chile Asesorías Limitada in Chile, Globant Peru S.A.C. in Peru, Globant India Private Limited in India, PointSource Ltd. in Belarus and Software Product Creation S.L. in Spain.

The Globant Group provides services from development and delivery centers located in United States (San Francisco, New York, Seattle, Raleigh, Chicago and Dallas), Argentina (Buenos Aires, Tandil, Rosario, Tucumán, Córdoba, Resistencia, Bahía Blanca, Mendoza, Mar del Plata and La Plata), Uruguay (Montevideo), Colombia (Bogotá and Medellín), Brazil (São Paulo), Peru (Lima), Chile (Santiago), México (México City), India (Pune and Bangalore), Spain (Madrid) and United Kingdom (London) and it also has client management centers in United States (San Francisco, New York, Boston and Miami), Brazil (São Paulo), Colombia (Bogotá), Uruguay (Montevideo), Argentina (Buenos Aires) and the United Kingdom (London). The Company also has centers of software engineering talent and educational excellence, primarily across Latin America.

Substantially all revenues are generated in the U.S. and United Kingdom through subsidiaries located in those countries. The Company´s workforce is mainly located in Latin America and to a lesser extent in India and U.S.

The Company's changed its registered office address since January 30, 2016 from 5 rue Guillaume Kroll, L-1882, Luxembourg to 37A Avenue J.F. Kennedy L-1855, Luxembourg, Luxembourg.